SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

SEI Alternative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 90.4%
Other Asset-Backed Securities — 90.4%

Apex Credit CLO, Ser 2019-1A, Cl D1RR
8.988%, TSFR3M + 3.850%, 07/18/2037(A)(B)	$1,000	$1,011
Apex Credit CLO, Ser 2020-1A, Cl CRR
7.267%, TSFR3M + 2.650%, 04/20/2035(A)(B)	1,000	1,000
Apex Credit CLO, Ser 2024-2A, Cl D1
8.919%, TSFR3M + 3.750%, 07/25/2037(A)(B)	750	758
Apidos CLO XXXVIII, Ser 2021-38A, Cl E2
12.629%, TSFR3M + 8.012%, 01/21/2034(A)(B)	1,100	1,113
Ares XXXIX CLO, Ser 2016-39A, Cl ER3
11.382%, TSFR3M + 6.750%, 07/18/2037(A)(B)	750	757
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R
8.467%, TSFR3M + 3.850%, 10/19/2037(A)(B)	1,300	1,310
Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C
7.737%, TSFR3M + 2.400%, 07/20/2037(A)(B)	1,000	1,003
Battery Park CLO, Ser 2019-1A, Cl DR
8.406%, TSFR3M + 3.750%, 07/15/2036(A)(B)	500	500
Battery Park CLO, Ser 2019-1A, Cl E
11.906%, TSFR3M + 7.250%, 07/15/2036(A)(B)	350	352
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
0.000%, 07/18/2031(A)(B)(C)(D)	2,800	1,064
Galaxy XV CLO, Ser 2013-15A, Cl DR
7.918%, TSFR3M + 3.262%, 10/15/2030(A)(B)	1,040	1,040
Gallatin CLO XI, Ser 2024-1A, Cl D1
8.583%, TSFR3M + 4.000%, 10/20/2037(A)(B)	1,250	1,256
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl E
13.423%, TSFR3M + 8.250%, 07/25/2036(A)(B)	250	249
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
0.000%, 07/25/2036*(A)(B)(C)(D)	400	366
LCM 31, Ser 2024-31A, Cl ER
11.867%, TSFR3M + 7.250%, 07/20/2034(A)(B)	500	481
LCM 39, Ser 2024-39A, Cl ER
11.656%, TSFR3M + 7.000%, 10/15/2034(A)(B)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037(A)(B)(C)(D)	$1,000	$800
Mountain View CLO XV, Ser 2019-2A, Cl CR
7.556%, TSFR3M + 2.900%, 07/15/2037(A)(B)	1,250	1,273
Mountain View CLO XVIII, Ser 2024-1A, Cl D1
8.187%, TSFR3M + 3.650%, 10/16/2037(A)(B)	1,200	1,217
Mountain View CLO XVIII, Ser 2024-1A, Cl E
12.127%, TSFR3M + 7.590%, 10/16/2037(A)(B)	788	795
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl B1N
7.129%, TSFR3M + 2.512%, 04/20/2030(A)(B)	2,000	1,993
NGC, Ser 2024-1A, Cl D1
9.497%, TSFR3M + 4.200%, 07/20/2037(A)(B)	500	507
Ocean Trails CLO 8, Ser 2020-8A, Cl ERR
12.156%, TSFR3M + 7.500%, 07/15/2034(A)(B)	1,000	980
Ocean Trails CLO IX, Ser 2020-9A, Cl DR
8.668%, TSFR3M + 4.012%, 10/15/2034(A)(B)	1,250	1,253
OCP CLO, Ser 2024-38A, Cl SUB
0.000%, 01/21/2038(A)(B)(D)	1,000	855
ONEX Warehouse Note CLO, Ser 2024-C
0.000%, (C)(D) (E)	855	855
Owl Rock Technology Financing, Ser 2020-1A, Cl A1R
7.706%, TSFR3M + 3.050%, 10/15/2035(A)(B)	1,250	1,263
Saranac CLO I, Ser 2013-1A, Cl DR
9.029%, TSFR3M + 4.412%, 07/26/2029(A)(B)	1,000	998
THL Credit Lake Shore MM CLO I, Ser 2019-1A, Cl A1R
6.618%, TSFR3M + 1.962%, 04/15/2033(A)(B)	1,234	1,238
Voya CLO, Ser 2015-3A, Cl DR
11.079%, TSFR3M + 6.462%, 10/20/2031(A)(B)	500	474
Voya CLO, Ser 2016-2A, Cl DR
11.989%, TSFR3M + 7.372%, 07/19/2028(A)(B)	500	498
Voya CLO, Ser 2017-1A, Cl D
11.009%, TSFR3M + 6.362%, 04/17/2030(A)(B)	750	738

SEI Alternative Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

SEI Alternative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wind River CLO, Ser 2021-3A, Cl D
8.229%, TSFR3M + 3.612%, 07/20/2033(A)(B)	$1,000	$994

Total Asset-Backed Securities
(Cost $29,388) ($ Thousands)		29,991

Total Investments in Securities — 90.4%
(Cost $29,388) ($ Thousands)		$29,991

Percentages are based on Net Assets of $33,163 ($ Thousands).
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $29,136 ($ Thousands), representing 87.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)	No maturity date available.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — Term Secured Overnight Financing Rate 3 Months

2

SEI Alternative Income Fund